PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
PRINCIPAL ACTIVITIES AND ORGANIZATION
1. PRINCIPAL ACTIVITIES AND ORGANIZATION

(a)	Principal activities
Yunji Inc. (“Yunji”, or “the Company”) was incorporated under the laws of the Cayman Islands in November 2017, as an exempted company with limited liability.
The Company, through its subsidiaries, consolidated variable interest entities (“VIEs”) and VIE’s subsidiaries (collectively, the “Group”), offers a selection of high-quality products covering a broad range of categories at attractive prices through its
e-commerce
platform, Yunji App. Starting from first quarter of 2019, the Group started to operate Yunji App as a marketplace platform for third party merchants to sell their merchandise to Yunji App users. Starting from third quarter of 2020, the Group expanded to operate its business, including marketplace, on a diverse range of sales channels and on other platforms. The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”).

(b)	History of the Group and Basis of Presentation
Prior to the incorporation of the Company and starting in May 2015, the Group’s business was carried out under subsidiaries (“Operating Entities”) of Yunji Sharing Technology Co., Ltd. (“Yunji Sharing”), previously known as Hangzhou Bolue Biology Technology Co., Ltd. (“Bolue”). Mr. Xiao Shanglue is the
co-founder
of Bolue (the
“Co-Founder”).
The
Co-Founder,
Mr. Wang Peng, and the other two institutional investors were initial ordinary shareholders of Yunji Sharing (the four parties were collectively named as the “Initial Ordinary Shareholders”). After Yunji Inc. was established in Cayman Island in November 2017, Yunji Holdings Limited (“Yunji Holding”) was incorporated in Hong Kong as a wholly owned subsidiary of the Company, and Hangzhou Yunchuang Sharing Network Technology Co., Ltd. (“Yunchuang Sharing” or “WFOE”) was established as a wholly owned subsidiary of Yunji Holding in the PRC. Thereafter, the new PRC subsidiaries and Zhejiang Yunji Preferred
E-commerce
Co., Ltd., (“Yunji Preferred”), which is a VIE to hold Internet Content Provider (“ICP”) license, were established. Consequently, a series of contractual agreements were entered into among Yunchuang Sharing, Yunji Sharing, Yunji Preferred and its existing shareholders, including loan agreement, exclusive service agreement, equity interest pledge agreement, exclusive option agreement, proxy agreement and power of attorney, spousal consent letters that irrevocably authorized the existing shareholders designated by Yunchuang to exercise the equity owner’s rights over Yunji Sharing and Yunji Preferred.
In preparation of its initial public offering, the Group underwent a reorganization (the “Reorganization”) starting from December 2017. After the Reorganization, the prior shareholding interests at Yunji Sharing were mirrored to the shareholding interests of the Group.

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and VIE’s subsidiaries.
As of December 31, 2022, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Yunji Holding Limited	Hong Kong	December 20, 2017	100%	Investment holding
Zhejiang Youji Supply Chain Management Co., Ltd.	Hangzhou	November 30, 2016	100%	Procurement
Zhejiang Jiyuan Network Technology Co., Ltd.	Hangzhou	August 14, 2018	100%	Sales of merchandise
Zhejiang Zhelue Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Sales of merchandise
Hangzhou Jichuang Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Investment holding
Yunji Hongkong Limited	Hong Kong	August 25, 2015	100%	Sales of merchandise
Hangzhou Yunchuang Sharing Network Technology Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Desking technology (HK) Co., Limited	Hong Kong	July 26, 2016	100%	Investment holding and Financing solution
Jironghuishang Commercial Factoring (Tianjin) Co., Ltd.	Tianjin	October 16, 2018	100%	Financing solution
Zhejiang Yunxuan Supply Chain Management Co., Ltd.	Hangzhou	August 9, 2018	100%	Procurement

As of December 31, 2022, the Company’s principal consolidated VIEs and VIE’s subsidiaries are as follows:

	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

VIEs and VIE subsidiaries
Yunji Sharing Technology Co., Ltd.	Hangzhou	March 5,2018	100%	Investment holding
Zhejiang Yunji Preferred E-Commerce Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Zhejiang Jishang Preferred E-Commerce Co., Ltd.	Hangzhou	April 22, 2016	100%	Procurement
Zhejiang Jixiang E-commerce Co., Ltd. (“Jixiang”)	Hangzhou	August 14, 2018	100%	E-Commerce
Hangzhou Fengjing Network Technology Co., Ltd.	Hangzhou	December 18, 2020	100%	Investment holding
Ningbo Meishan Bonded Port Area Jichuang Taihong Venture Capital Partnership (LP) (“Jichuang Taihong”)	Ningbo	January 15, 2019	99.75%	Investment holding
Hangzhou Heyi e-commerce Co., Ltd.	Hangzhou	August 5, 2020	100%	E-Commerce
Anhui Yunhe Network Technology Co., Ltd. (“Yunhe”)	Hefei	March 28, 2019	100%	Customer service and Procurement
Hangzhou Jiweixiang Food Co., Ltd.	Hangzhou	May 8, 2020	100%	Distribution sales
Starting from third quarter of 2020, Yunhe and Jichuang Taihong, which were originally subsidiaries of the Company, became subsidiaries the Company’s consolidated VIEs as a result of equity transactions within the Group.

(c)	Consolidated variable interest entities
In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Group operates its Apps and other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Company or onshore nominees of the Company (“Nominee Shareholders”). The Company obtained control over these PRC domestic companies by entering into a series of contractual arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements cannot be unilaterally terminated by the Nominee Shareholders or the PRC domestic companies. As a result, the Company maintains the ability to control these PRC domestic companies and is entitled to substantially all of the economic benefits from these PRC domestic companies. Management concluded that these PRC domestic companies are VIEs of the Company, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the WFOE are further described below.
Loan Agreements
Pursuant to the relevant loan agreements, the WFOE has granted interest-free loans to the relevant Nominee Shareholders of the relevant VIEs with the sole purpose of providing funds necessary for the capital injection to the relevant VIEs. Only the WFOE can require the Nominee Shareholders to settle the loan amount with the equity interests of relevant VIEs, subject to any applicable PRC laws, rules and regulations. The relevant Nominee Shareholder has agreed that any proceeds from sale of the Nominee Shareholder’s equity interest in the relevant VIE should be used to repay the loan amount to the WFOE. The term of the loan agreements is ten years and can be extended with the written consent of both parties before expiration.
Exclusive Option Agreements
Pursuant to the exclusive option agreement, the Nominee Shareholders of the VIEs have granted the WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at its discretion to purchase part or all of the equity interests in the VIEs (the “Target Equity”) from the Nominee Shareholders at any time, and the VIEs have granted the WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at its discretion to purchase part or all of the assets of the VIEs (the “Target Assets”) at any time. The total transfer price for the Target Equity and/or the Target Assets shall be equal to the loan provided by the WFOE to the Nominee Shareholders under the Loan Agreements. The VIEs and their Nominee Shareholders have agreed that without prior written consent of the WFOE, the Nominee Shareholders shall not sell, transfer, pledge or dispose of their equity interests, and the VIEs shall not sell, transfer, pledge or dispose of their assets, including but not limit to significant assets, significant revenue and significant business. In addition, the VIEs covenant that they shall not declare any dividend or change capitalization structure of the VIEs or enter into any loan or investment agreements.
Proxy Agreement and Power of Attorney
Pursuant to the Proxy Agreement and Power of Attorney, each of the Nominee Shareholders appointed the WFOE as their attorney-in-fact
to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, calling and attending shareholders meetings, voting on their behalf on all matters requiring shareholder approval, including but not limited to the appointment and removal of directors, as well as the sale, transfer and disposal of all or part of the equity interests owned by such shareholders. The powers of attorney will remain effective for a given Nominee Shareholders until such shareholder ceases to be a shareholder of the relevant VIE or otherwise instructed by the WFOE.

Exclusive Service Agreement
Pursuant to the exclusive service agreement, the WFOE has agreed to provide to the VIEs services, including, but not limited to, development, maintenance and update of technology, design, installation, daily management, maintenance and updating of the network system, hardware design, and marketing. The VIEs shall pay to the WFOE service fees determined by the WFOE in its sole discretion. The agreement has a term of 10 years and shall automatically renew at the end of each term for a further term of ten years, unless otherwise terminated by the WFOE in its sole discretion with 30 days’ prior written notice.
Equity Interest Pledge Agreements
Pursuant to the relevant equity interest pledge agreements, the Nominee Shareholders of the VIEs have pledged 100% equity interests in relevant VIEs to the WFOE to guarantee performance by the Nominee Shareholders of their obligations under the exclusive option agreements, the proxy agreement and power of attorney and the loan agreements, as well as the performance by the VIEs of their obligations under the exclusive option agreements and the exclusive service agreements. All of the equity interest pledge agreements shall remain valid until the pledges are released. In the event of a breach by the VIEs or any of their Nominee Shareholders of contractual obligations under the exclusive option agreements, the proxy agreement and power of attorney, the exclusive service agreements, the loan agreements and the equity interest pledge agreements, as the case may be, the WFOE, as pledgee, will have the right to dispose of the pledged equity interests in the relevant VIE and will have priority in receiving the proceeds from such disposal. The Nominee Shareholders of the VIEs also covenant that, without the prior written consent of the WFOE, they will not dispose of, create or allow any encumbrance on the pledged equity interests. In October and December 2018, the equity pledge registrations of Yunji Preferred and Yunji Sharing with the relevant office of the State Administration for Market Regulation were completed, respectively. The equity pledge registrations of Hangzhou Chuanchou and Hangzhou Fengjing are in the process of application.
Spousal Consent Letters
Pursuant to the Spousal Consent Letters, each Nominee Shareholder (except for Mr. Wenwei Shu, the shareholder of both Hangzhou Chuanchou and Hangzhou Fengjing, who has no spouse yet), who is a natural person, and his or her spouse unconditionally and irrevocably agreed that the equity interests in the VIEs held by such Nominee Shareholder will be disposed of pursuant to the equity interest pledge agreements, the exclusive option agreements, the loan agreement and the proxy agreement and power of attorney. Each of their spouses agreed not to assert any rights over the equity interests in the VIEs held by their respective spouses. In addition, in the event that any spouse obtains any equity interests in any VIE held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements.

(d)	Risks in relations to the VIE structure
The following table set forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated (It should be noted that the VIEs were not established until 2018 as the Reorganization occurred. The following disclosures present the operations and financial positions of the businesses that currently constitute the VIE entities as of and for the respective periods.):

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	70,599	114,265
Restricted cash	62,243	42,109
Accounts receivable, net	4,028	23,683
Advance to suppliers	10,801	5,434
Inventories, net	1,694	2,635
Amounts due from the Group companies (1)	520,888	719,655
Amounts due from related parties	1,178	46
Prepaid expense and other current assets	158,148	81,307
Property, equipment and software, net	11,191	4,546
Long-term investments	215,293	214,450
Operating lease right-of-use assets	3,852	—
Deferred tax assets	4,463	—
Other non-current assets	13,182	6,417

Total assets	1,077,560	1,214,547

Accounts payable	121,347	71,007
Deferred revenue	21,058	16,398
Incentive payables to members	6,085	207,331
Members management fee payable	7,328	4,997
Other payable and accrued liabilities	156,509	91,469
Amounts due to the Group companies (2)	793,245	900,852
Amounts due to related parties	11,804	8,083
Operating lease liabilities, current	2,768	—
Operating lease liabilities, non-current	1,403	—

Total liabilities (3)	1,121,547	1,300,137

(1)
Amounts due from the Group companies primarily consisted of inter-company receivables for the sales of goods and the rendering of services made by the VIEs and their subsidiaries on behalf of other Group companies.

(2)	Amounts due to the Group companies primarily consisted of inter-company payables for the purchase of goods and services made by other Group companies on behalf of the VIEs and their subsidiaries.
(3)	Amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the primary beneficiary is RMB 326,899 and RMB 399,285 as of December 31, 2021 and 2022, respectively

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues:
Third-party revenues	1,351,842	513,299	349,259
Intra-Group revenue	1,770,244	501,168	229,562

Total revenues	3,122,086	1,014,467	578,821
Operating cost and expenses:
Third-party operating cost and expenses	(2,566,806)	(906,559)	(478,245)
Intra-Group operating cost and expenses	(565,409)	(118,456)	(178,573)

Total operating cost and expenses	(3,132,215)	(1,025,015)	(656,818)
Net income/(loss)	6,826	164,950	(75,329)
Net cash provided by transactions with external parties	2,426,562	539,673	651,432
Net cash used in transactions with intra-Group entities	(2,365,128)	(497,190)	(698,690)

Net cash generated by/(used in) operating activities	61,434	42,483	(47,258)
Net cash (used in)/ provided by transactions with external parties	(18,347)	8,102	5,216
Net cash (used in)/generated by transactions with intra-Group entities	—	(180,000)	60,000

Net cash (used in)/generated by investing activities	(18,347)	(171,898)	65,216
Net cash provided by/(used in) transactions with external parties	2,300	(1,198)	197
Net cash provided by transactions with intra-Group entities	—	—	4,250

Net cash generated by/(used in) financing activities	2,300	(1,198)	4,447
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,161)	(383)	1,127

Net increase/(decrease) in cash, cash equivalents and restricted cash	44,226	(130,996)	23,532
Cash, cash equivalents and restricted cash at beginning of year	219,612	263,838	132,842

Cash, cash equivalents and restricted cash at end of year	263,838	132,842	156,374

Under the contractual arrangements with the consolidated VIEs, the Company has the power to direct activities of the consolidated VIEs and VIEs’ subsidiaries through the Group’s relevant PRC subsidiaries, and can have assets transferred freely out of the consolidated VIEs and VIEs’ subsidiaries without restrictions. Therefore, the Company considers that there is no restriction requiring that any asset of the consolidated VIEs and VIEs’ subsidiaries can only be used to settle obligations of the respective VIEs and VIEs’ subsidiaries except for paid-in capital of VIEs and VIEs’ subsidiaries amounting to RMB 33,797 and RMB 33,797 as of December 31, 2021 and 2022, respectively. Since the consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Law, the creditors of the consolidated VIEs and VIEs’ subsidiaries do not have recourse to any assets of the WFOE or the Company for the debt settlement purpose. In the event that the shareholders of the VIEs breach the terms of the contractual arrangements and voluntarily liquidate the VIE, or the VIE declares bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, or are otherwise disposed of without our consent, the Company may be unable to conduct some or all of our business operations or otherwise benefit from the assets held by the VIEs.
The chairman of the board of directors and the chief executive officer along with other nominees of the Company own the majority of the voting shares of the VIEs. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIEs depend on these individuals enforcing the contracts. There is a risk that the benefits of ownership between the Company and the VIE may not be aligned in the future. Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.
The Group’s operations depend on the VIEs to honour their contractual agreements with the Group and the Company’s ability to control the VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable and the possibility that it will no longer be able to control and consolidate the VIEs as a result of the aforementioned risks and uncertainties is remote.
In addition, if the current structure of any of the contractual arrangements were found to be in violation of any existing PRC laws, or if the regulations or the interpretation of existing regulations change or are interpreted differently in the future, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or terminate the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs and VIEs’ subsidiaries, which may result in deconsolidation of the VIEs and VIEs’ subsidiaries.
The Group’s operations and businesses rely on the operations and businesses of its VIEs, which hold certain recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets mainly include electronic equipment recorded in property, equipment and software. Unrecognized revenue-producing assets mainly consist of licenses and intellectual property. Licenses include operations licenses, such as licenses for online data processing and transaction processing business and internet content-related services. Intellectual property developed by the Group mainly consists of patents, copyrights, trademarks, and domain names. The Group’s operations and businesses may be adversely impacted if the Group loses the ability to use and benefit from assets held by these VIEs.